Nature of Operations (Details) $ in Thousands			1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 04, 2018 USD ($) shares	Mar. 12, 2018 USD ($) shares	Sep. 30, 2019 USD ($) item shares	Sep. 19, 2018 USD ($)	Feb. 27, 2018 USD ($) shares	Aug. 31, 2018 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($) shares
Accumulated deficit			$ 282,869				$ 282,869		$ 274,601	$ 262,597
Number of product candidates approved for sale | item			0						0
Total liabilities			$ 13,260				13,260		$ 9,480	$ 26,006
Working capital deficit			$ 9,700				$ 9,700		$ 7,000
Common share issued | shares	400,000	2,445,557	112,780,386		91,815,517		112,780,386		109,897,526	14,946,712
Cash proceeds from issuance of common stock					$ 1,500
Proceeds from issuance of common stock	$ 200	$ 1,100						$ 2,781	$ 2,781
Proceeds from advance notes						$ 900	$ 1,700	$ 925	$ 925
Convertible Promissory Note [Member]
Proceeds from advance notes				$ 2,500